Note O - Fair Value of Financial Instruments - Level 3 Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Market Approach Valuation Technique [Member]
Fair Value	$ 216	$ 1,985
Valuation Technique	Sales approach	Sales approach
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Market Approach Valuation Technique [Member] | Minimum [Member]
Range	1.60%	0.00%
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Market Approach Valuation Technique [Member] | Maximum [Member]
Range	50.00%	250.00%
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Nonowner Occupied [Member] | Market Approach Valuation Technique [Member] | Weighted Average [Member]
Range	26.70%	58.60%
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Market Approach Valuation Technique [Member]
Fair Value		$ 3,536
Valuation Technique		Sales approach
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Market Approach Valuation Technique [Member] | Minimum [Member]
Range		0.00%
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Market Approach Valuation Technique [Member] | Maximum [Member]
Range		65.00%
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Market Approach Valuation Technique [Member] | Weighted Average [Member]
Range		13.70%
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Cost Approach Valuation Technique [Member]
Fair Value
Valuation Technique		Cost approach
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Cost Approach Valuation Technique [Member] | Minimum [Member]
Range		0.00%
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Cost Approach Valuation Technique [Member] | Maximum [Member]
Range		29.50%
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Owner Occupied [Member] | Cost Approach Valuation Technique [Member] | Weighted Average [Member]
Range		14.80%
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Market Approach Valuation Technique [Member]
Fair Value	$ 756
Valuation Technique	Sales approach
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Market Approach Valuation Technique [Member] | Minimum [Member]
Range	1.30%
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Market Approach Valuation Technique [Member] | Maximum [Member]
Range	55.90%
Impaired Loans [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Market Approach Valuation Technique [Member] | Weighted Average [Member]
Range	32.90%
Impaired Loans [Member] | Commercial and Industrial Portfolio Segment [Member] | Market Approach Valuation Technique [Member]
Fair Value		$ 298
Valuation Technique		Sales approach
Impaired Loans [Member] | Commercial and Industrial Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Minimum [Member]
Range		0.90%
Impaired Loans [Member] | Commercial and Industrial Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Maximum [Member]
Range		9.70%
Impaired Loans [Member] | Commercial and Industrial Portfolio Segment [Member] | Market Approach Valuation Technique [Member] | Weighted Average [Member]
Range		5.20%
Other Real Estate Owned [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Market Approach Valuation Technique [Member]
Fair Value	$ 822	$ 754
Valuation Technique	Sales approach	Sales approach
Other Real Estate Owned [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Market Approach Valuation Technique [Member] | Minimum [Member]
Range	5.00%	0.00%
Other Real Estate Owned [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Market Approach Valuation Technique [Member] | Maximum [Member]
Range	40.00%	30.00%
Other Real Estate Owned [Member] | Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Market Approach Valuation Technique [Member] | Weighted Average [Member]
Range	18.10%	11.70%